43. Other disclosures (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent Liabilities [Abstract]
Guarantees and other sureties		R$ 45,930,486	R$ 41,870,332	R$ 39,081,803
Financial guarantees		32,477,336	29,397,344	27,216,418
Performance guarantees		989,979	1,009,367	907,856
Financial letters of credit		12,407,888	11,387,788	10,860,425
Other		55,283	75,833	97,104
Other contingent exposures		2,351,530	2,442,235	3,178,671
Documentary Credits		2,351,530	2,442,235	3,178,671
Total Contingent Liabilities		48,282,016	44,312,567	42,260,474
Commitments
Loan commitments drawable by third parties	[1]	131,706,433	125,876,671	122,652,229
Total Commitments		131,706,433	125,876,671	122,652,229
Total		R$ 179,988,449	R$ 170,189,238	R$ 164,912,704

[1]	Includes the approved limits and unused overdraft, credit card and others.